Convertible Bonds (Details) - Convertible Debt [Member] - USD ($)		1 Months Ended				6 Months Ended
		May. 16, 2015	Jun. 30, 2011	May. 16, 2011	Jan. 31, 2011	Jun. 30, 2011	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Debt Instrument, Convertible, Principal amount			$ 4,000,000	$ 10,000,000	$ 4,000,000	$ 4,000,000	$ 0	$ 18,000,000
Debt Instrument, Convertible, Interest rate			6.00%	6.00%	6.00%	6.00%
Debt Instrument, Convertible, Type			Unsecured convertible bond	Unsecured convertible bond	Unsecured convertible bond
Debt Instrument, Convertible, Conversion Date		Within 3 years after issue date	Within 3 years after issue date		Within 3 years after issue date
Debt Instrument, Convertible, Underlying share			Ordinary Share	Ordinary Share	Ordinary Share
Debt Instrument, Convertible, Guaranteed interest rate at maturity			15.00%	15.00%	15.00%	15.00%
Debt Instrument, Convertible, Conversion price	[1]		$ 1.04	$ 1.04	$ 0.8625	$ 1.04

[1]	The conversion price is adjusted by the bonus shares